Employee compensation and benefits - Employee compensation and benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Employee Compensation And Benefits [Abstract]
Wages and salaries	$ 15,752	$ 15,581	$ 14,751
Social security costs	1,378	1,472	1,490
Post-employment benefits	946	949	1,132
Employee compensation and benefits	$ 18,076	$ 18,002	$ 17,373